(Columbia Strategic Income Fund)

COLUMBIA FUNDS SERIES TRUST I

Columbia Strategic Income Fund
(the "Fund")

Supplement dated February 24, 2012
to the Fund's Prospectuses dated October 1, 2011

Effective on February 29, 2012, the Fund will change two components in its blended benchmark from a 35% weighting in the JPMorgan Global High Yield Index and a 15% weighting in the JPMorgan Emerging Markets Bond Index - Global Diversified to a 35% weighting in the BofA Merrill Lynch US High Yield Cash Pay Constrained Index and a 15% weighting in the JPMorgan Emerging Markets Bond Index ��� Global because the Investment Manager believes it is more consistent with the Fund's investment strategy. Accordingly, as of February 29, 2012, the Fund's Prospectuses will be revised as follows:

The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Strategic Income Fund - Performance Information," is deleted and replaced in its entirety with the following:

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Barclays Capital Government/Credit Bond Index, an index that tracks the performance of U.S. government and corporate bonds rated investment grade or better, with maturities of at least one year. The table also compares the Fund's returns to the Blended Benchmark, which is a weighted custom composite, established by the Investment Manager, consisting of a 35% weighting of the Barclays Capital Aggregate Bond Index, a 35% weighting of the JPMorgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index - Unhedged and a 15% weighting of the JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified Index. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues. The Citigroup Non-U.S. World Government Bond Index - Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds, securities aimed principally at non-institutional investors and private placement-type securities. The JPMorgan EMBI Global Diversified Index tracks total returns for traded external debt instruments in the emerging markets including U.S. dollar-denominated Brady bonds, loans and Eurobonds with an outstanding face value of at least $500 million.

The table also compares the Fund's returns to the New Blended Benchmark, which is a weighted custom composite, established by the Investment Manager, consisting of a 35% weighting of the Barclays Capital Aggregate Bond Index, a 35% weighting of the BofA Merrill Lynch US High Yield Cash Pay Constrained Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index - Unhedged and a 15% weighting of the JPMorgan Emerging Markets Bond Index ��� Global. The BofA Merrill Lynch US High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market. The JPMorgan Emerging Markets Bond Index ��� Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

The following line is added to the table under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Strategic Income Fund - Performance Information":

Average Annual Total Returns (Columbia Strategic Income Fund)	1 year	5 years	10 years
New Blended Benchmark (reflects no deductions for fees, expenses or taxes)	10.20%	7.68%	7.97%

(Columbia Strategic Income Fund)

COLUMBIA FUNDS SERIES TRUST I

Columbia Strategic Income Fund
(the "Fund")

Supplement dated February 24, 2012
to the Fund's Prospectuses dated October 1, 2011

Effective on February 29, 2012, the Fund will change two components in its blended benchmark from a 35% weighting in the JPMorgan Global High Yield Index and a 15% weighting in the JPMorgan Emerging Markets Bond Index - Global Diversified to a 35% weighting in the BofA Merrill Lynch US High Yield Cash Pay Constrained Index and a 15% weighting in the JPMorgan Emerging Markets Bond Index ��� Global because the Investment Manager believes it is more consistent with the Fund's investment strategy. Accordingly, as of February 29, 2012, the Fund's Prospectuses will be revised as follows:

The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Strategic Income Fund - Performance Information," is deleted and replaced in its entirety with the following:

The following line is added to the table under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Strategic Income Fund - Performance Information":

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Barclays Capital Government/Credit Bond Index, an index that tracks the performance of U.S. government and corporate bonds rated investment grade or better, with maturities of at least one year. The table also compares the Fund's returns to the Blended Benchmark, which is a weighted custom composite, established by the Investment Manager, consisting of a 35% weighting of the Barclays Capital Aggregate Bond Index, a 35% weighting of the JPMorgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index - Unhedged and a 15% weighting of the JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified Index. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues. The Citigroup Non-U.S. World Government Bond Index - Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds, securities aimed principally at non-institutional investors and private placement-type securities. The JPMorgan EMBI Global Diversified Index tracks total returns for traded external debt instruments in the emerging markets including U.S. dollar-denominated Brady bonds, loans and Eurobonds with an outstanding face value of at least $500 million.

The table also compares the Fund's returns to the New Blended Benchmark, which is a weighted custom composite, established by the Investment Manager, consisting of a 35% weighting of the Barclays Capital Aggregate Bond Index, a 35% weighting of the BofA Merrill Lynch US High Yield Cash Pay Constrained Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index - Unhedged and a 15% weighting of the JPMorgan Emerging Markets Bond Index ��� Global. The BofA Merrill Lynch US High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market. The JPMorgan Emerging Markets Bond Index ��� Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

Average Annual Total Returns (Columbia Strategic Income Fund)	1 year	5 years	10 years
New Blended Benchmark (reflects no deductions for fees, expenses or taxes)	10.20%	7.68%	7.97%

Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Columbia Strategic Income Fund), New Blended Benchmark (reflects no deductions for fees, expenses or taxes))	0 Months Ended
Feb. 24, 2012
(Columbia Strategic Income Fund) | New Blended Benchmark (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	10.20%
5 years	7.68%
10 years	7.97%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 24, 2012
Prospectus Date	rr_ProspectusDate	Feb 24, 2012
(Columbia Strategic Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock
COLUMBIA FUNDS SERIES TRUST I

Columbia Strategic Income Fund
(the "Fund")

Supplement dated February 24, 2012
to the Fund's Prospectuses dated October 1, 2011

Effective on February 29, 2012, the Fund will change two components in its blended benchmark from a 35% weighting in the JPMorgan Global High Yield Index and a 15% weighting in the JPMorgan Emerging Markets Bond Index - Global Diversified to a 35% weighting in the BofA Merrill Lynch US High Yield Cash Pay Constrained Index and a 15% weighting in the JPMorgan Emerging Markets Bond Index ��� Global because the Investment Manager believes it is more consistent with the Fund's investment strategy. Accordingly, as of February 29, 2012, the Fund's Prospectuses will be revised as follows:

Performance Narrative Supplement [Text Block]	columbia_SupplementTextBlock_02

The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Strategic Income Fund - Performance Information," is deleted and replaced in its entirety with the following:

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Barclays Capital Government/Credit Bond Index, an index that tracks the performance of U.S. government and corporate bonds rated investment grade or better, with maturities of at least one year. The table also compares the Fund's returns to the Blended Benchmark, which is a weighted custom composite, established by the Investment Manager, consisting of a 35% weighting of the Barclays Capital Aggregate Bond Index, a 35% weighting of the JPMorgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index - Unhedged and a 15% weighting of the JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified Index. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues. The Citigroup Non-U.S. World Government Bond Index - Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds, securities aimed principally at non-institutional investors and private placement-type securities. The JPMorgan EMBI Global Diversified Index tracks total returns for traded external debt instruments in the emerging markets including U.S. dollar-denominated Brady bonds, loans and Eurobonds with an outstanding face value of at least $500 million.

The table also compares the Fund's returns to the New Blended Benchmark, which is a weighted custom composite, established by the Investment Manager, consisting of a 35% weighting of the Barclays Capital Aggregate Bond Index, a 35% weighting of the BofA Merrill Lynch US High Yield Cash Pay Constrained Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index - Unhedged and a 15% weighting of the JPMorgan Emerging Markets Bond Index ��� Global. The BofA Merrill Lynch US High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market. The JPMorgan Emerging Markets Bond Index ��� Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

Performance Narrative Supplement - Text Block	columbia_SupplementTextBlock_03

The following line is added to the table under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Strategic Income Fund - Performance Information":

(Columbia Strategic Income Fund) | New Blended Benchmark (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.20%
5 years	rr_AverageAnnualReturnYear05	7.68%
10 years	rr_AverageAnnualReturnYear10	7.97%